Cash and Cash Equivalents - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 116,229	¥ 107,705
Changes from financing cash flows:
Proceeds from bank borrowings	34,385	42,854	¥ 17,539
Proceeds from issuance of ultra-short-term financing bills	5,500	1,000
Proceeds from corporate bonds	2,000
Repayment of bank borrowings	(34,260)	(18,311)	(46,695)
Repayment of ultra-short-term financing bills	(1,500)	(22,986)
Repayment of corporate bonds	(345)
Repayment of principal under finance lease obligations	(10,433)	(9,835)	(6,994)
Total changes from financing cash flows	(4,653)	(7,278)
Exchange adjustments	1,790	(1,862)
Changes in fair value	(49)	39
Acquisitions through business combinations		342
Additions of obligations under finance leases	13,290	17,283
Total other changes	13,290	17,625
Ending Balance	126,607	116,229	107,705
Bank loans and other borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	48,287	45,504
Changes from financing cash flows:
Proceeds from bank borrowings	34,385	42,854
Proceeds from issuance of ultra-short-term financing bills	5,500	1,000
Proceeds from corporate bonds	2,000
Repayment of bank borrowings	(34,260)	(18,311)
Repayment of ultra-short-term financing bills	(1,500)	(22,986)
Repayment of corporate bonds	(345)
Total changes from financing cash flows	5,780	2,557
Exchange adjustments	350	(116)
Acquisitions through business combinations		342
Total other changes		342
Ending Balance	54,417	48,287	45,504
Obligations under finance leases [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	67,924	62,222
Changes from financing cash flows:
Repayment of principal under finance lease obligations	(10,433)	(9,835)
Total changes from financing cash flows	(10,433)	(9,835)
Exchange adjustments	1,440	(1,746)
Additions of obligations under finance leases	13,290	17,283
Total other changes	13,290	17,283
Ending Balance	72,221	67,924	62,222
Assets held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(46)	(21)
Changes from financing cash flows:
Changes in fair value	(29)	(25)
Ending Balance	(75)	(46)	¥ (21)
Liabilities held to hedge liabilities arising from financing activities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	64
Changes from financing cash flows:
Changes in fair value	(20)	64
Ending Balance	¥ 44	¥ 64